Disclosures on equity (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	$ 12,659	$ 15,874	$ 15,763
Total Other reserves	13,103	16,318	14,086
SQM Iberian S.A. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	9,464	9,464	9,464
Adjustments to equity	(1,677)	(1,677)	(1,677)
SQM Europe N.V. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	1,957	1,957	1,957
Soquimich European Holding B.V. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	828	828	828
Abu Dhabi Fertilizer Industries WWL [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	455	455	455
Doktor Tarsa Tarim Sanayi AS [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	0	0	305
Kore Potash PLC [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	0	3,414	2,754
Orcoma Estudios SPA [Member]
Disclosure of Disclosures on equity [Line Items]
Adjustments to equity	2,121	2,121	0
Vitas Fzco [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	(38)	(244)	0
Pavoni C. Spa [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	7	0	0
Others [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	$ (14)	$ 0	$ 0